Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

27. SUBSEQUENT EVENTS

The Company has assessed all events from March 31, 2026, up through July 31, 2026, which is the date of these consolidated financial statements are available to be issued, except as disclosed below, there are no other material subsequent events that require disclosure in these consolidated financial statements.

On May 11, 2026, the Company issued 1,500,000 of Class A ordinary shares to Streeterville Capital, LLC (the “Investor”), arising from the Company’s entering into a securities purchase agreement with the Investor.

On June 1, 2026, a subsidiary of the Company was granted a Stablecoin Issuer license by Central Bank of Bahrain to carry out Stablecoin Issuer activities.

On June 8, 2026, the Company issued 1,000,000 of Class A ordinary shares to Streeterville Capital, LLC (the “Investor”), arising from the Company’s entering into a securities purchase agreement with the Investor.

On June 29, 2026, the Company approved to grant 1,650,000 shares to consultants of the Company to compensate the services rendered, which were vested immediately upon grant. On the same day, the Company issued 1,650,000 ordinary shares to the consultants. The shares were valued at approximately $5,396,000, which was based on the value of the Company’s ordinary shares at the grant date.